General Partner (Details Textual) (USD $)	4 Months Ended	12 Months Ended
	Apr. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General Partner Capital Contribution Percentage Minimum		1.00%
Minimum General Partner Capital Account Balance		$ 25,000
Partners Capital		50,003,744	64,663,318	53,551,896
Management Fee, Description		monthly fee equal to 1/12th of 1.5% of the respective Series month-end net asset value
Management Fee Percentage	1.10%	1.50%
General Partner [Member]
Partners Capital Account Units		7,460.6309	6,484.1437	4,806.7772
Partners Capital		$ 782,908	$ 776,710	$ 609,812
Capital Unit, Class [Member]
Selling Agent Fees Description		monthly fee equal to 1/12th of 2% of the outstanding Series A Units month-end net asset value
Broker Dealer Servicing Fees Description		monthly fee equal to 1/12th of 0.15% of their month-end net asset value
Selling Agents Upfront Fee Percentage		2.00%
Capital Unit, Class B [Member]
Broker Dealer Servicing Fees Description		monthly fee equal to 1/12th of 0.6% of their month-end net asset value
Broker Dealer Custodial Fee Description		monthly fee to such broker dealers equal to 1/12th of 0.6% of the outstanding Series B Units month-end net asset value